Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 3 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 19, 2020, 4,312,500 Founder Shares were issued to B. Riley Principal Investments, LLC. All of the Founder Shares were contributed to the Sponsor in June 2020. As used herein, unless the context otherwise requires, Founder Shares shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Public Offering, except that the Founder Shares automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below, and the holders of the Founder Shares, as described in more detail below, have agreed to certain restrictions and will have certain registration rights with respect thereto. The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares of common stock upon completion of the Public Offering excluding the shares underlying the Private Placement Units (the “Private Placement Shares”).

The Company’s Sponsor, officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Business Combination Marketing Agreement

Pursuant to a business combination marketing agreement, the Company engaged B. Riley Securities, Inc. as advisors in connection with its Initial Business Combination to assist it in arranging meetings with its stockholders to discuss a potential business combination and the target business’ attributes, introduce it to potential investors that may be interested in purchasing its securities, assist it in obtaining stockholder approval for its Initial Business Combination and assist it with the preparation of press releases and public filings in connection with the Initial Business Combination. The Company will pay B. Riley Securities, Inc. for such services upon the consummation of the Initial Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the Public Offering (exclusive of any applicable finders’ fees which might become payable) ($6,037,500 since the underwriters’ over-allotment option was exercised in full). Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete an Initial Business Combination.

Administrative Fees

Commencing on February 19, 2021, the Company agreed to pay an affiliate of the Sponsor a total of $3,750 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, it will cease paying these monthly fees. At December 31, 2021, amounts due to related party includes $41,150 for administrative fees payable to the Sponsor.

Note Payable — Related Party

The Company had a Note Payable to the Sponsor which allowed the Company to borrow up to $300,000 without interest to be used for a portion of the expenses associated with the Public Offering. The Note Payable was payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummated an initial public offering of its securities. At February 23, 2021, the Note Payable balance was $40,000. The Note Payable was paid in full using proceeds from the Public Offering and the Private Placement on March 1, 2021.

Due to Related Party

Amounts owed to Sponsor for advances of operating expenses were $191,250 and $998 at December 31, 2021 and 2020, respectively. The advances in 2021 also include administrative fees of $41,150. The Company also paid B. Riley Securities, Inc. $43,495 of offering costs for expense incurred in connection with the Public Offering on February 23, 2021.

FaZe Clan Inc. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

13.    RELATED PARTY TRANSACTIONS

Related Party Loan Receivables and Payables

The Company has loan receivables from one of FaZe’s founders related to legal and settlement fees that FaZe had paid on their behalf, and commissions payable related to a talent arrangement with FaZe. The Company recorded $0.5 million and $0.7 million in receivables as of December 31, 2021 and 2020, respectively, related to the anticipated collection of these loans.

In 2021, the Company issued a loan to one of FaZe’s founders. The Company recorded $0.1 million in receivables for this loan as of December 31, 2021.

The Company had loan payables to certain members of Company management to help fund its day-to-day operations, all of which has been repaid during the year ended December 31, 2021. The Company recorded $0.5 million in loan payables to related parties as of December 31, 2020.

Retainer Consulting Arrangements

During the years ended December 31, 2021 and 2020, the Company had retainer consulting arrangements with co-founders Nordin Shat, Thomas Oliveira, Richard Bengtson, and Sabastian Diamond. The Company recorded approximately $0.7 million and $0.9 million in expenses related to these arrangements for the years ended December 31, 2021 and 2020, respectively. These expenses are presented within general and administrative expense within the consolidated statement of operations.